Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	pt_SupplementTextBlock

PROSHARES TRUST

ProShares UltraPro Financial Select Sector

ProShares UltraPro Short Financial Select Sector

Supplement dated September 19, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus

dated October 1, 2015, as supplemented or amended

Effective immediately, S&P Dow Jones Indices has changed the methodology of the S&P Financial Select Sector Index (the “Index”), which is the underlying index for each Fund. The Index now consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage, insurance, and mortgage real estate investment trusts (“REITs”). The index no longer contains equity REITs and real estate management and development companies which have been moved to the newly formed Real Estate Sector.

There is no change to either Funds’ investment policy.

ProShares UltraPro Financial Select Sector
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock

PROSHARES TRUST

ProShares UltraPro Financial Select Sector

Supplement dated September 19, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus

dated October 1, 2015, as supplemented or amended

Effective immediately, S&P Dow Jones Indices has changed the methodology of the S&P Financial Select Sector Index (the “Index”), which is the underlying index for each Fund. The Index now consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage, insurance, and mortgage real estate investment trusts (“REITs”). The index no longer contains equity REITs and real estate management and development companies which have been moved to the newly formed Real Estate Sector.

There is no change to either Funds’ investment policy.

ProShares UltraPro Short Financial Select Sector
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock

PROSHARES TRUST

ProShares UltraPro Short Financial Select Sector

Supplement dated September 19, 2016

to each Fund’s Summary Prospectus and Statutory Prospectus

dated October 1, 2015, as supplemented or amended

Effective immediately, S&P Dow Jones Indices has changed the methodology of the S&P Financial Select Sector Index (the “Index”), which is the underlying index for each Fund. The Index now consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage, insurance, and mortgage real estate investment trusts (“REITs”). The index no longer contains equity REITs and real estate management and development companies which have been moved to the newly formed Real Estate Sector.

There is no change to either Funds’ investment policy.